Reconciliation of Financial Statements to Form 5500 - Reconciliation of Total Deductions (Details) - EBP 004 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Total deductions from net assets per financial statements	$ 1,025,536
Deemed distributions offset against plan assets	(141)
New deemed distributions	286
Total expenses per Form 5500	$ 1,025,681